Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Summary of the amounts due to from such related parties

The Company receives and provides certain operating support under commercial services agreements with affiliates of Apollo, primarily ecoATM. A summary of the amounts due to/from such related parties is presented below:

	March 31,	December 31,
Dollars in thousands	2022	2021
Due from related parties, net	$4,370	$3,813
Due to related parties, net	$74	$74

	December 31,	December 31,
Dollars in thousands	2021	2020
Due from related parties, net	$3,813	$4,112
Due to related parties, net	$74	$449